VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Aerospace & Defense—1.9%
Axon Enterprise, Inc.(1)	70,000	$ 27,972
Automobiles—3.7%
Tesla, Inc.(1)	210,000	54,942
Broadline Retail—7.2%
Amazon.com, Inc.(1)	389,700	72,613
MercadoLibre, Inc.(1)	17,400	35,704
		108,317

Capital Markets—0.4%
Broadridge Financial Solutions, Inc.	30,000	6,451
Communications Equipment—1.6%
Arista Networks, Inc.(1)	63,000	24,181
Electrical Equipment—0.6%
Vertiv Holdings Co. Class A	90,000	8,954
Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. Class A	140,000	9,122
Entertainment—0.5%
Spotify Technology S.A.(1)	20,000	7,371
Financial Services—1.5%
Toast, Inc. Class A(1)	445,000	12,598
Visa, Inc. Class A	33,400	9,183
		21,781

Ground Transportation—0.9%
Uber Technologies, Inc.(1)	190,000	14,280
Hotels, Restaurants & Leisure—0.3%
Booking Holdings, Inc.	1,200	5,054
Interactive Media & Services—16.9%
Alphabet, Inc. Class C	657,700	109,961
Meta Platforms, Inc. Class A	250,000	143,110
		253,071

IT Services—3.9%
MongoDB, Inc. Class A(1)	44,100	11,922
Shopify, Inc. Class A(1)	575,000	46,081
		58,003

	Shares	Value

Machinery—0.2%
Symbotic, Inc. Class A(1)	104,000	$ 2,537
Media—2.6%
Trade Desk, Inc. (The) Class A(1)	351,600	38,553
Real Estate Management & Development—0.1%
DigitalBridge Group, Inc.	100,000	1,413
Semiconductors & Semiconductor Equipment—27.8%
Advanced Micro Devices, Inc.(1)	370,000	60,710
Applied Materials, Inc.	70,000	14,144
ARM Holdings plc ADR(1)	115,000	16,446
ASML Holding N.V. Registered Shares	27,000	22,498
Broadcom, Inc.	367,000	63,307
First Solar, Inc.(1)	70,000	17,461
KLA Corp.	15,000	11,616
Micron Technology, Inc.	300,000	31,113
Monolithic Power Systems, Inc.	31,000	28,659
NVIDIA Corp.	1,064,500	129,273
NXP Semiconductors N.V.	20,000	4,800
QUALCOMM, Inc.	97,000	16,495
		416,522

Software—20.9%
Adobe, Inc. (1)	30,000	15,533
Appfolio, Inc. Class A(1)	20,000	4,708
Cadence Design Systems, Inc.(1)	50,000	13,552
Crowdstrike Holdings, Inc. Class A(1)	77,400	21,708
Datadog, Inc. Class A(1)	125,000	14,383
HubSpot, Inc.(1)	5,000	2,658
Intuit, Inc.	18,000	11,178
Microsoft Corp.	290,000	124,787
Oracle Corp.	150,000	25,560
Palo Alto Networks, Inc.(1)	90,500	30,933
Salesforce, Inc.	15,000	4,106
ServiceNow, Inc.(1)	50,000	44,719
		313,825

Technology Hardware, Storage & Peripherals—8.2%
Apple, Inc.	450,000	104,850
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Dell Technologies, Inc. Class C	150,000	$ 17,781
		122,631

Total Common Stocks (Identified Cost $672,337)		1,494,980

Total Long-Term Investments—99.8% (Identified Cost $672,337)		1,494,980

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)(2)	3,978,214	3,978
Total Short-Term Investment (Identified Cost $3,978)		3,978

TOTAL INVESTMENTS—100.1% (Identified Cost $676,315)		$1,498,958
Other assets and liabilities, net—(0.1)%		(933)
NET ASSETS—100.0%		$1,498,025

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	3
Uruguay	2
Netherlands	2
United Kingdom	1
Other	1
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,494,980	$1,494,980
Money Market Mutual Fund	3,978	3,978
Total Investments	$1,498,958	$1,498,958
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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